Subsequent Events - Additional Information (Detail) - USD ($)			1 Months Ended	12 Months Ended
	Jul. 31, 2021	May 06, 2021	Mar. 31, 2021	Dec. 31, 2019	Sep. 30, 2021	Jun. 30, 2021	May 07, 2021	Feb. 26, 2021	Jan. 01, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Additional lease term									5 years
Lease monthly base rent									$ 42,000
Percentage of annual increase of monthly base rent									3.00%
Common Stock, Shares Authorized				79,000,000		79,000,000	79,000,000			79,000,000
Purchase price					$ 10.00
Common stock par value				$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
PPP loan [Member]
Subsequent Event [Line Items]
Debt instrument face value	$ 936,000
Merger with ACON S2 Acquisition Corp [Member]
Subsequent Event [Line Items]
Business combination consideration transferred		$ 1,070,000,000.00
Cash Acquired from Acquisition		$ 465,000,000
Amendment to Series C Two and Series C Preferred Stock Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of securities into which the class of warrant or right may be converted						14,365,207
Amendment to Series C Two and Series C Preferred Stock Purchase Agreement [Member] | Completion Of SPAC Merger [Member]
Subsequent Event [Line Items]
Proceeds receivable from issuance of redeemable convertible preferred stock and warrants							$ 16,000,000
Amendment to Series C Two and Series C Preferred Stock Purchase Agreement [Member] | Class C Two Warrants [Member] | Completion Of SPAC Merger [Member]
Subsequent Event [Line Items]
Number of securities into which the class of warrant or right may be converted							14,364,207
Redeemable Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares issued				16,275,688
Temporary Equity, Shares Authorized										61,436,037
Temporary equity stock issued during period value new issues				$ 18,396,000
Series A Redeemable Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Temporary Equity, Shares Authorized						5,941,109				5,941,109
Temporary equity issue price per share						$ 0.56				$ 0.56
Series B Redeemable Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Temporary Equity, Shares Authorized						12,011,923				12,011,923
Temporary equity issue price per share						$ 1.23				$ 1.22848
Series C One Redeemable Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Temporary Equity, Shares Authorized						16,345,688				16,345,688
Temporary equity issue price per share						$ 1.84				$ 1.84248
Series C Two Redeemable Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares issued			3,900,988
Purchase price			$ 2.95
Common stock par value						$ 0.0001
Temporary Equity, Shares Authorized						27,773,344				27,137,317
Temporary equity stock shares Issued During The Period Shares			3,900,988
Temporary equity stock issued during period value new issues			$ 11,500
Number of securities into which the class of warrant or right may be converted			585,145
Class of warrant or right exercise price of warrants or rights			$ 0.0001
Temporary equity issue price per share			$ 2.94797			$ 2.95
Series C Two Redeemable Convertible Preferred Stock [Member] | Amendment to Series C Two and Series C Preferred Stock Purchase Agreement [Member] | Completion Of SPAC Merger [Member]
Subsequent Event [Line Items]
Temporary Equity, Share Subscriptions							5,427,464
Series C Two Redeemable Convertible Preferred Stock [Member] | Series C Two Redeemable Convertible Preferred Stock Issuance Right [Member]
Subsequent Event [Line Items]
Temporary equity shares subscribed but not issued shares			23,236,327
Fourth Restatement Of Authorized Share Capital [Member]
Subsequent Event [Line Items]
Common Stock, Shares Authorized								79,000,000
Common stock par value								$ 0.0001
Fourth Restatement Of Authorized Share Capital [Member] | Redeemable Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Temporary Equity, Shares Authorized								62,072,064
Fourth Restatement Of Authorized Share Capital Of The Company [Member] | Redeemable Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Temporary Equity, Par or Stated Value Per Share								$ 0.0001
Fourth Restatement Of Authorized Share Capital Of The Company [Member] | Series A Redeemable Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Temporary Equity, Shares Authorized								5,941,109
Fourth Restatement Of Authorized Share Capital Of The Company [Member] | Series B Redeemable Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Temporary Equity, Shares Authorized								12,011,923
Fourth Restatement Of Authorized Share Capital Of The Company [Member] | Series C One Redeemable Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Temporary Equity, Shares Authorized								16,345,688
Fourth Restatement Of Authorized Share Capital Of The Company [Member] | Series C Two Redeemable Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Temporary Equity, Shares Authorized								27,773,344
Mezzanine Loan
Subsequent Event [Line Items]
Debt instrument face value	$ 20,000,000
Debt Instrument, Interest Rate, Stated Percentage	2.25%
Term Loan payment-in-kind
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.75%
loan advance commitment fee	$ 100,000
Debt Instrument, Maturity Date	Jan. 12, 2022
Subsequent Event [Member]
Subsequent Event [Line Items]
Intial lease term									5 years
Subsequent Event [Member] | Amendment to Series C Two and Series C Preferred Stock Purchase Agreement [Member] | Class C Two Warrants [Member] | Completion Of SPAC Merger [Member]
Subsequent Event [Line Items]
Class of warrant or right exercise price of warrants or rights							$ 0.0001
ACON S2 Acquisition Corp [Member]
Subsequent Event [Line Items]
Temporary Equity, Par or Stated Value Per Share										0.0001
Class of warrant or right exercise price of warrants or rights						$ 11.50				$ 11.50
ACON S2 Acquisition Corp [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Description Of Governance		The Company has agreed to take all action within its power as may be necessary or appropriate such that, effective immediately after the closing of the Business Combination, the Company’s board of directors shallconsist of nine directors, which shall be divided into three classes, which directors shall include seven directors designated by ESS and two directors designated by certain current shareholders of ESS. Additionally, the current ESS management team will move to the Company in their current roles and titles.
ACON S2 Acquisition Corp [Member] | Subsequent Event [Member] | PIPE Financing [Member]
Subsequent Event [Line Items]
Number of shares issued		25,000,000
Purchase price		$ 10.00
Aggregate gross proceeds		$ 250,000,000
ACON S2 Acquisition Corp [Member] | Subsequent Event [Member] | ESS Common Stock [Member]
Subsequent Event [Line Items]
Common stock par value		$ 0.0001
ACON S2 Acquisition Corp [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common stock par value		$ 0.0001